UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Michael W. Stockton

American Funds Fundamental Investors

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Fundamental Investors® Semi-annual report for the six months ended June 30, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

Fundamental Investors seeks long-term growth of capital and income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2017:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	12.22%	13.47%	6.40%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated April 7, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2017, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.38%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.33%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

For the six months ended June 30, 2017, Fundamental Investors posted a total return of 9.94%. This value includes reinvestment of capital gains distributions and dividends, totaling just over $0.95 a share, paid out during the period.

The fund’s results were ahead of its primary benchmark, the unmanaged Standard & Poor’s 500 Composite Index, a market-capitalization-weighted index based on the results of approximately 500 widely held common stocks. The S&P 500 rose 9.34% for the six-month period, while the fund’s peer group, as measured by the Lipper Growth and Income Funds Index, gained 8.94%.

The fund’s results continue to outpace those of its Lipper peers in multiple periods since its inception. In addition, Fundamental Investors has bested the return of the S&P 500 over the course of its lifetime. All these annual advantages may seem small, but we encourage you to view them — and all of your investments — over longer time periods, as small annual advantages compound over time.

Results at a glance

For periods ended June 30, 2017, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 8/1/78)[1]

Fundamental Investors (Class A shares)	9.94%	19.06%	14.82%	7.03%	12.46%
Standard & Poor’s 500 Composite Index[2]	9.34	17.90	14.63	7.18	11.61
Lipper Growth and Income Funds Index[3]	8.94	16.84	11.82	5.13	10.58
MSCI World Index[2,4]	10.66	18.20	11.38	3.97	9.53

[1]	Date Capital Research and Management Company began managing the fund.

[2]	Sources: MSCI, S&P Dow Jones Indices LLC. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[4]	Results reflect dividends net of withholding taxes.

Fundamental Investors	1

Market overview

The U.S. equity market continued to show strength in the first half of 2017. While the agenda of the new presidential administration is capturing many headlines, the continued strength in equities is underpinned by steady, if somewhat slow, economic growth and low unemployment in the U.S., as well as improving economic conditions in many overseas nations.

The Federal Reserve has signaled a cautious approach to raising interest rates, but appears committed to doing so as long as current economic conditions prevail. The impact of any policy changes in Washington — health care or tax reform, for example — remains to be seen, given the lack of progress on these issues.

Fundamental Investors is able to invest up to 35% of its assets in companies based outside the United States in pursuit of growth and income. As of June 30, 2017, the fund had just over 15.2% of its holdings in overseas equities. This allocation remains relatively low compared with past periods, but we continue to carefully research investment opportunities abroad.

Overseas markets largely followed suit in the equity rally seen over the past six months. British stocks, while volatile, continued to climb despite political uncertainty. Economic growth in the euro zone continued to improve, resulting in equity gains there as well.

Japanese equities remained more volatile than other Asia-Pacific markets, largely due to continued anemic economic growth there. However, most Asian equity indexes posted gains for the period.

The period was also marked by a decline in oil prices, with U.S. crude prices falling from $52.62 at the end of 2016 to $46.17 on June 30. While this decline certainly had an impact on energy stocks, prices remain well off their highs of just three years ago — a boon for U.S. consumers and industries.

Among other commodities, copper saw strong gains for the period as economic stability and fiscal stimulus in China eased fears of a decline in infrastructure build-outs and construction in the region.

Broad exposure to diverse companies

Fundamental Investors seeks long-term growth of capital and income through bottom-up research and a long-term focus. The fund’s managers remain committed to building a portfolio of equities based on the value and merits of each individual company, rather than around an overarching macroeconomic theme or investment thesis.

2	Fundamental Investors

Fundamental Investors’ 10 largest holdings	(as of June 30, 2017)

Company	Percent of net assets
Microsoft	4.71%
Amazon	3.81
Broadcom	3.37
Philip Morris International	2.60
Comcast	2.51
Home Depot	2.34
Alphabet (Google)	1.89
Apple	1.81
Berkshire Hathaway	1.65
Boeing	1.61

You can see this approach in the fund’s 10 largest holdings, which span retail, technology, consumer products and industrial companies. Each of the top ten holdings saw positive returns for the period, most notably Broadcom (up 31.8%), Amazon (up 29.1%) and Philip Morris International (up 28.4%).

The overall decline in energy stocks was detrimental to the fund’s return for the period; Southwestern Energy (down 43.8%) and Cimarex Energy (down 30.8%) were among those detractors. Energy stocks represented 9.0% of the total portfolio as of June 30, 2017. It’s worth noting that many of these stocks made strong gains just a year ago, and that volatility in this sector may continue.

Health care and information technology shares were among the portfolio’s top holdings for the period. Vertex Pharmaceuticals gained 74.9%, while Regeneron rose 33.8%. Samsung Electronics climbed 37.6%, Facebook rose 31.2% and Apple was up 25.4%.

A consistent approach with a long-term focus

At this stage in the market cycle — nearly nine years since the market crisis of 2008 — the U.S. and global economies continue to grow moderately, and equity markets have posted strong gains. The fund’s portfolio managers and investment analysts continue to watch carefully, and there are robust debates as to the future of interest rates and the economy.

Fundamental Investors	3

Yet while there are a number of crosscurrents and geopolitical concerns to contend with, our investment professionals continue to find opportunities across our investment universe. Again, our focus is on individual equities, and whether we believe they offer a strong long-term value for our shareholders.

We thank you for your continued commitment to Fundamental Investors, and look forward to reporting to you again in six months.

Sincerely,

Dina N. Perry
Vice Chairman

Brady L. Enright
President

August 11, 2017

For current information about the fund, visit americanfunds.com.

4	Fundamental Investors

Summary investment portfolio June 30, 2017	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	80.54%
United Kingdom	5.00
Euro zone*	3.70
Canada	2.28
Taiwan	1.32
Switzerland	.82
South Korea	.59
Japan	.40
China	.39
Other countries	.66
Short-term securities & other assets less liabilities	4.30
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany, Ireland, the Netherlands and Spain.

Common stocks 95.70%	Shares	Value (000)
Information technology 22.97%
Microsoft Corp.	59,714,100	$4,116,093
Broadcom Ltd.	12,644,639	2,946,833
Alphabet Inc., Class C1	1,314,097	1,194,160
Alphabet Inc., Class A1	492,800	458,146
Apple Inc.	10,993,000	1,583,212
Taiwan Semiconductor Manufacturing Co., Ltd.	147,707,000	1,012,390
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,038,630	141,191
ASML Holding NV	5,355,030	697,864
ASML Holding NV (New York registered)	2,998,800	390,773
Facebook, Inc., Class A1	6,298,000	950,872
Intel Corp.	28,174,600	950,611
Texas Instruments Inc.	9,005,300	692,778
Visa Inc., Class A	6,980,000	654,584
Other securities		4,272,242
		20,061,749

Fundamental Investors	5

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 14.56%
Amazon.com, Inc.[1]	3,441,000	$3,330,888
Comcast Corp., Class A	56,422,000	2,195,944
Home Depot, Inc.	13,334,775	2,045,555
Charter Communications, Inc., Class A1	3,321,100	1,118,713
Priceline Group Inc.[1]	317,284	593,486
Other securities		3,431,923
		12,716,509

Financials 13.09%
Berkshire Hathaway Inc., Class A1	5,652	1,439,564
Wells Fargo & Co.	23,388,000	1,295,929
JPMorgan Chase & Co.	13,393,000	1,224,120
Capital One Financial Corp.	12,889,000	1,064,889
BlackRock, Inc.	2,073,100	875,698
SunTrust Banks, Inc.	11,925,000	676,386
BNP Paribas SA	8,426,000	606,874
Citigroup Inc.	9,000,000	601,920
CME Group Inc., Class A	4,771,437	597,575
Other securities		3,045,739
		11,428,694

Industrials 11.00%
Boeing Co.	7,120,900	1,408,158
General Electric Co.	36,500,000	985,865
Lockheed Martin Corp.	3,378,200	937,822
Parker-Hannifin Corp.	4,550,000	727,181
Rockwell Automation	3,500,000	566,860
Union Pacific Corp.	5,201,000	566,441
TransDigm Group Inc.	2,034,000	546,882
Other securities		3,866,758
		9,605,967

Consumer staples 9.89%
Philip Morris International Inc.	19,334,000	2,270,778
British American Tobacco PLC	16,962,799	1,156,358
Coca-Cola Co.	24,135,000	1,082,455
Altria Group, Inc.	10,260,000	764,062
Other securities		3,360,715
		8,634,368

Energy 9.02%
Royal Dutch Shell PLC, Class B (ADR)	17,145,334	933,221
Royal Dutch Shell PLC, Class B	11,577,720	311,013
Royal Dutch Shell PLC, Class A (ADR)	564,325	30,016
Royal Dutch Shell PLC, Class A	250,526	6,640
Schlumberger Ltd.	17,861,000	1,175,968
Enbridge Inc. (CAD denominated)	20,643,155	822,351
BP PLC	97,700,667	563,464
Other securities		4,036,949
		7,879,622

6	Fundamental Investors

	Shares	Value (000)
Health care 8.55%
UnitedHealth Group Inc.	5,905,500	$1,094,998
Boston Scientific Corp.[1]	34,706,000	962,050
Merck & Co., Inc.	13,682,000	876,879
Aetna Inc.	4,592,000	697,203
Regeneron Pharmaceuticals, Inc.[1]	1,277,700	627,530
Vertex Pharmaceuticals Inc.[1]	4,522,605	582,828
Thermo Fisher Scientific Inc.	3,300,000	575,751
Other securities		2,047,663
		7,464,902

Materials 3.04%
E.I. du Pont de Nemours and Co.	16,003,500	1,291,642
Praxair, Inc.	3,980,000	527,549
Other securities		837,023
		2,656,214

Real estate 1.98%
Simon Property Group, Inc. REIT	5,470,000	884,827
Other securities		843,894
		1,728,721

Other 0.35%
Other securities		304,355

Miscellaneous 1.25%
Other common stocks in initial period of acquisition		1,094,130

Total common stocks (cost: $53,132,873,000)		83,575,231

Short-term securities 4.33%	Principal amount (000)
Apple Inc. 1.03% due 8/16/2017[2]	$44,800	44,736
Chariot Funding, LLC 0.99%–1.18% due 7/17/2017–7/19/2017[2]	146,500	146,411
Federal Home Loan Bank 0.64%–1.04% due 7/3/2017–9/20/2017	1,729,100	1,727,953
GE Capital Treasury Services (U.S.) LLC 0.90% due 7/20/2017	50,000	49,970
Wells Fargo Bank, N.A. 1.17% due 8/1/2017	45,000	44,999
Other securities		1,767,996

Total short-term securities (cost: $3,782,107,000)		3,782,065
Total investment securities 100.03% (cost: $56,914,980,000)		87,357,296
Other assets less liabilities (0.03)%		(26,226)

Net assets 100.00%		$87,331,070

Fundamental Investors	7

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security which was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security which was valued under fair value procedures was $60,491,000, which represented .07% of the net assets of the fund.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares
CIT Group Inc.	9,203,500	401,966	—	9,605,466
Peyto Exploration & Development Corp.	10,332,287	378,212	—	10,710,499
Grafton Group PLC, units	15,037,000	—	—	15,037,000

	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2017 (000)
CIT Group Inc.	$—	$57,264	$2,821	$467,786
Peyto Exploration & Development Corp.	—	(69,640)	5,286	194,256
Grafton Group PLC, units	—	36,318	1,664	138,074
	$—	$23,942	$9,771	$800,116

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,088,528,000, which represented 1.25% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See Notes to Financial Statements

8	Fundamental Investors

Financial statements

Statement of assets and liabilities at June 30, 2017	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $56,123,409)	$86,557,180
Affiliated issuers (cost: $791,571)	800,116	$87,357,296
Cash		22,417
Cash denominated in currencies other than U.S. dollars (cost: $8,071)		8,071
Receivables for:
Sales of investments	55,808
Sales of fund’s shares	133,766
Dividends and interest	147,241
Other	306	337,121
		87,724,905
Liabilities:
Payables for:
Purchases of investments	218,267
Repurchases of fund’s shares	124,494
Investment advisory services	17,617
Services provided by related parties	19,137
Trustees’ deferred compensation	4,343
Other	9,977	393,835
Net assets at June 30, 2017		$87,331,070

Net assets consist of:
Capital paid in on shares of beneficial interest		$52,942,221
Undistributed net investment income		417,665
Undistributed net realized gain		3,528,562
Net unrealized appreciation		30,442,622
Net assets at June 30, 2017		$87,331,070

See Notes to Financial Statements

Fundamental Investors	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,483,178 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$50,198,677	852,217		$58.90
Class C	2,469,535	42,133		58.61
Class T	10	—	*	58.90
Class F-1	2,807,875	47,696		58.87
Class F-2	6,481,768	110,068		58.89
Class F-3	4,259,819	72,336		58.89
Class 529-A	2,210,378	37,575		58.83
Class 529-C	514,866	8,763		58.75
Class 529-E	87,077	1,482		58.77
Class 529-T	10	—	*	58.89
Class 529-F-1	116,344	1,979		58.78
Class R-1	146,461	2,499		58.62
Class R-2	762,397	13,012		58.59
Class R-2E	37,809	644		58.66
Class R-3	2,256,923	38,409		58.76
Class R-4	2,458,735	41,826		58.78
Class R-5E	12,356	210		58.83
Class R-5	1,935,577	32,840		58.94
Class R-6	10,574,453	179,489		58.91

*	Amount less than one thousand.

See Notes to Financial Statements

10	Fundamental Investors

Statement of operations for the six months ended June 30, 2017	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $24,428; also includes $9,771 from affiliates)	$909,912
Interest	14,157	$924,069
Fees and expenses*:
Investment advisory services	102,600
Distribution services	90,611
Transfer agent services	37,064
Administrative services	11,213
Reports to shareholders	1,577
Registration statement and prospectus	1,876
Trustees’ compensation	698
Auditing and legal	58
Custodian	989
Other	1,073	247,759
Net investment income		676,310

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,525,988
Currency transactions	(1,826)	3,524,162
Net unrealized appreciation on:
Investments:
Unffiliated issuers	3,707,610
Affiliated issuers	23,942
Currency translations	732	3,732,284
Net realized gain and unrealized appreciation		7,256,446
Net increase in net assets resulting from operations		$7,932,756

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Fundamental Investors	11

Statements of changes in net assets
	(dollars in thousands)

	Six months ended	Year ended
	June 30, 2017*	December 31, 2016
Operations:
Net investment income	$676,310	$1,253,075
Net realized gain	3,524,162	2,960,810
Net unrealized appreciation	3,732,284	4,819,046
Net increase in net assets resulting from operations	7,932,756	9,032,931

Dividends and distributions paid to shareholders:
Dividends from net investment income	(457,981)	(1,241,029)
Distributions from net realized gain on investments	(943,456)	(2,426,103)
Total dividends and distributions paid to shareholders	(1,401,437)	(3,667,132)

Net capital share transactions	1,092,149	1,577,429

Total increase in net assets	7,623,468	6,943,228

Net assets:
Beginning of period	79,707,602	72,764,374
End of period (including undistributed net investment income: $417,665 and $199,336, respectively)	$87,331,070	$79,707,602

*	Unaudited.

See Notes to Financial Statements

12	Fundamental Investors

Notes to financial statements	unaudited

1. Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

Fundamental Investors	13

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

14	Fundamental Investors

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The

Fundamental Investors	15

investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

16	Fundamental Investors

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2017 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$20,061,749	$—	$—	$20,061,749
Consumer discretionary	12,716,509	—	—	12,716,509
Financials	11,368,203	60,491	—	11,428,694
Industrials	9,605,967	—	—	9,605,967
Consumer staples	8,634,368	—	—	8,634,368
Energy	7,879,622	—	—	7,879,622
Health care	7,464,902	—	—	7,464,902
Materials	2,656,214	—	—	2,656,214
Real estate	1,728,721	—	—	1,728,721
Other	304,355	—	—	304,355
Miscellaneous	1,094,130	—	—	1,094,130
Short-term securities	—	3,782,065	—	3,782,065
Total	$83,514,740	$3,842,556	$—	$87,357,296

*	Securities with a value of $6,947,994,000, which represented 7.96% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Fundamental Investors	17

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2013, by state tax authorities for tax years before 2012 and by tax authorities outside the U.S. for tax years before 2011.

18	Fundamental Investors

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$223,658
Undistributed long-term capital gains	943,175

As of June 30, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$31,427,080
Gross unrealized depreciation on investment securities	(998,195)
Net unrealized appreciation on investment securities	30,428,885
Cost of investment securities	56,928,411

Fundamental Investors	19

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2017						Year ended December 31, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$264,040		$544,796		$808,836		$746,184	$1,449,642	$2,195,826
Class B1	—		—		—		389	1,774	2,163
Class C	3,217		26,930		30,147		19,944	75,143	95,087
Class T2	—	[3]	—	[3]	—	[3]
Class F-1	13,862		30,414		44,276		47,226	83,051	130,277
Class F-2	48,675		69,345		118,020		130,117	246,987	377,104
Class F-3[4]	13,953		44,707		58,660
Class 529-A	10,623		23,883		34,506		29,350	60,425	89,775
Class 529-B1	—		—		—		29	173	202
Class 529-C	564		5,594		6,158		3,625	14,686	18,311
Class 529-E	323		943		1,266		1,007	2,426	3,433
Class 529-T2	—	[3]	—	[3]	—	[3]
Class 529-F-1	682		1,251		1,933		1,580	2,910	4,490
Class R-1	192		1,609		1,801		1,210	4,544	5,754
Class R-2	1,034		8,309		9,343		6,303	23,156	29,459
Class R-2E	98		397		495		199	566	765
Class R-3	7,985		24,611		32,596		27,795	67,790	95,585
Class R-4	12,294		26,728		39,022		35,975	71,497	107,472
Class R-5E	71		132		203		81	229	310
Class R-5	12,449		20,970		33,419		34,560	57,473	92,033
Class R-6	67,919		112,837		180,756		155,455	263,631	419,086
Total	$457,981		$943,456		$1,401,437		$1,241,029	$2,426,103	$3,667,132

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.230% on such assets in excess of $71 billion. For the six months ended June 30, 2017, the investment advisory services fee was $102,600,000, which was equivalent to an annualized rate of 0.244% of average daily net assets.

20	Fundamental Investors

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that

Fundamental Investors	21

provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended June 30, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$57,556	$23,428		$2,459		Not applicable
Class B1	59	10		Not applicable		Not applicable
Class C	12,295	1,207		617		Not applicable
Class T2	—	—	[3]	—	[3]	Not applicable
Class F-1	3,434	1,624		690		Not applicable
Class F-2	Not applicable	4,762		2,028		Not applicable
Class F-3[4]	Not applicable	77		383		Not applicable
Class 529-A	2,343	892		530		$718
Class 529-B1	5	1		—	[3]	—	[3]
Class 529-C	2,478	222		125		170
Class 529-E	209	17		21		28
Class 529-T2	—	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	45		27		37
Class R-1	731	77		37		Not applicable
Class R-2	2,817	1,328		189		Not applicable
Class R-2E	87	27		7		Not applicable
Class R-3	5,580	1,675		559		Not applicable
Class R-4	3,017	1,201		605		Not applicable
Class R-5E	Not applicable	8		3		Not applicable
Class R-5	Not applicable	463		474		Not applicable
Class R-6	Not applicable	—		2,459		Not applicable
Total class-specific expenses	$90,611	$37,064		$11,213		$953

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

22	Fundamental Investors

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $698,000 in the fund’s statement of operations reflects $272,000 in current fees (either paid in cash or deferred) and a net increase of $426,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2017.

Fundamental Investors	23

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2017

Class A	$2,342,372	40,556		$793,842		13,418		$(4,092,023)	(70,714)	$(955,809)	(16,740)
Class B2	113	2		—		—		(41,390)	(728)	(41,277)	(726)
Class C	205,820	3,589		29,893		506		(387,019)	(6,737)	(151,306)	(2,642)
Class T3	10	—	[4]	—		—		—	—	10	— [4]
Class F-1	319,755	5,535		43,682		739		(460,289)	(7,976)	(96,852)	(1,702)
Class F-2	2,068,660	35,934		114,508		1,940		(4,825,849)	(82,591)	(2,642,681)	(44,717)
Class F-3[5]	4,336,699	73,930		57,961		976		(152,370)	(2,570)	4,242,290	72,336
Class 529-A	123,312	2,147		34,501		584		(106,597)	(1,853)	51,216	878
Class 529-B2	6	—	[4]	—		—		(4,166)	(73)	(4,160)	(73)
Class 529-C	27,172	473		6,157		104		(36,494)	(636)	(3,165)	(59)
Class 529-E	5,161	90		1,266		22		(5,451)	(95)	976	17
Class 529-T3	10	—	[4]	—	[4]	—	[4]	—	—	10	— [4]
Class 529-F-1	17,030	296		1,933		32		(8,751)	(152)	10,212	176
Class R-1	9,660	168		1,794		31		(21,108)	(367)	(9,654)	(168)
Class R-2	89,214	1,559		9,336		158		(139,572)	(2,442)	(41,022)	(725)
Class R-2E	16,642	291		494		8		(1,464)	(26)	15,672	273
Class R-3	232,235	4,042		32,560		551		(364,958)	(6,349)	(100,163)	(1,756)
Class R-4	291,971	5,058		39,018		661		(379,640)	(6,553)	(48,651)	(834)
Class R-5E	2,034	35		203		3		(716)	(12)	1,521	26
Class R-5	172,709	3,001		33,401		565		(218,796)	(3,772)	(12,686)	(206)
Class R-6	1,533,034	26,404		180,741		3,057		(836,107)	(14,299)	877,668	15,162
Total net increase (decrease)	$11,793,619	203,110		$1,381,290		23,355		$(12,082,760)	(207,945)	$1,092,149	18,520

24	Fundamental Investors

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2016

Class A	$3,668,858	70,878	$2,152,655	40,029	$(6,363,798)	(121,293)	$(542,285)	(10,386)
Class B	1,267	25	2,150	41	(160,127)	(3,101)	(156,710)	(3,035)
Class C	334,153	6,487	94,051	1,748	(605,220)	(11,685)	(177,016)	(3,450)
Class F-1	579,792	11,279	128,474	2,398	(3,000,870)	(59,335)	(2,292,604)	(45,658)
Class F-2	4,896,233	94,839	366,678	6,801	(1,752,884)	(33,424)	3,510,027	68,216
Class 529-A	196,725	3,786	89,756	1,669	(219,848)	(4,204)	66,633	1,251
Class 529-B	180	3	201	4	(13,542)	(261)	(13,161)	(254)
Class 529-C	49,169	951	18,307	339	(72,782)	(1,389)	(5,306)	(99)
Class 529-E	7,842	151	3,433	64	(9,803)	(187)	1,472	28
Class 529-F-1	22,636	426	4,487	84	(17,792)	(342)	9,331	168
Class R-1	17,930	350	5,744	107	(40,923)	(790)	(17,249)	(333)
Class R-2	158,632	3,088	29,440	547	(229,921)	(4,446)	(41,849)	(811)
Class R-2E	19,614	387	764	14	(2,724)	(51)	17,654	350
Class R-3	385,214	7,460	95,447	1,776	(687,888)	(13,285)	(207,227)	(4,049)
Class R-4	436,244	8,412	107,443	2,001	(676,046)	(12,979)	(132,359)	(2,566)
Class R-5E	10,112	179	310	6	(31)	(1)	10,391	184
Class R-5	350,180	6,782	91,985	1,715	(677,151)	(13,177)	(234,986)	(4,680)
Class R-6	2,009,805	38,916	419,083	7,784	(646,215)	(12,289)	1,782,673	34,411
Total net increase (decrease)	$13,144,586	254,399	$3,610,408	67,127	$(15,177,565)	(292,239)	$1,577,429	29,287

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Amount less than one thousand.
[5]	Class F-3 shares began investment operations on January 27, 2017.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $13,512,810,000 and $13,961,644,000, respectively, during the six months ended June 30, 2017.

Fundamental Investors	25

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 6/30/2017[4,5]	$54.44	$.46	$4.95	$5.41
Year ended 12/31/2016	50.71	.87	5.43	6.30
Year ended 12/31/2015	52.06	.77	.97	1.74
Year ended 12/31/2014	51.97	.98	3.63	4.61
Year ended 12/31/2013	40.78	.63	12.13	12.76
Year ended 12/31/2012	35.39	.64	5.40	6.04
Class C:
Six months ended 6/30/2017[4,5]	54.18	.22	4.93	5.15
Year ended 12/31/2016	50.48	.45	5.40	5.85
Year ended 12/31/2015	51.83	.35	.97	1.32
Year ended 12/31/2014	51.77	.55	3.60	4.15
Year ended 12/31/2013	40.63	.25	12.09	12.34
Year ended 12/31/2012	35.26	.33	5.38	5.71
Class T:
Period from 4/7/2017 to 6/30/2017[4,5,8]	57.85	.27	1.61	1.88
Class F-1:
Six months ended 6/30/2017[4,5]	54.41	.44	4.95	5.39
Year ended 12/31/2016	50.69	.83	5.42	6.25
Year ended 12/31/2015	52.03	.74	.97	1.71
Year ended 12/31/2014	51.95	.96	3.60	4.56
Year ended 12/31/2013	40.76	.59	12.14	12.73
Year ended 12/31/2012	35.37	.64	5.39	6.03
Class F-2:
Six months ended 6/30/2017[4,5]	54.43	.48	4.98	5.46
Year ended 12/31/2016	50.70	.99	5.41	6.40
Year ended 12/31/2015	52.04	.88	.97	1.85
Year ended 12/31/2014	51.96	1.06	3.66	4.72
Year ended 12/31/2013	40.77	.74	12.13	12.87
Year ended 12/31/2012	35.39	.76	5.37	6.13
Class F-3:
Period from 1/27/2017 to 6/30/2017[4,5,11]	56.55	.63	2.75	3.38

26	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]
$(.31)	$(.64)	$(.95)	$58.90	9.94%[6]		$50,199		.60%[7]		1.60%[7]
(.87)	(1.70)	(2.57)	54.44	12.54		47,308		.61		1.68
(.77)	(2.32)	(3.09)	50.71	3.38		44,596		.60		1.47
(.96)	(3.56)	(4.52)	52.06	8.96		43,929		.61		1.85
(.65)	(.92)	(1.57)	51.97	31.49		41,820		.63		1.35
(.65)	—	(.65)	40.78	17.14		32,568		.65		1.66

(.08)	(.64)	(.72)	58.61	9.50	[6]	2,470		1.40	[7]	.78	[7]
(.45)	(1.70)	(2.15)	54.18	11.64		2,426		1.41		.87
(.35)	(2.32)	(2.67)	50.48	2.56		2,435		1.40		.67
(.53)	(3.56)	(4.09)	51.83	8.08		2,441		1.41		1.05
(.28)	(.92)	(1.20)	51.77	30.44		2,352		1.43		.54
(.34)	—	(.34)	40.63	16.21		1,852		1.45		.86

(.19)	(.64)	(.83)	58.90	3.24	[6,9]	—	[10]	.09	[6,9]	.46	[6,9]

(.29)	(.64)	(.93)	58.87	9.91	[6]	2,808		.67	[7]	1.52	[7]
(.83)	(1.70)	(2.53)	54.41	12.45		2,688		.68		1.61
(.73)	(2.32)	(3.05)	50.69	3.33		4,819		.67		1.40
(.92)	(3.56)	(4.48)	52.03	8.87		4,769		.66		1.81
(.62)	(.92)	(1.54)	51.95	31.42		5,306		.70		1.27
(.64)	—	(.64)	40.76	17.12		4,503		.66		1.65

(.36)	(.64)	(1.00)	58.89	10.02	[6]	6,482		.42	[7]	1.67	[7]
(.97)	(1.70)	(2.67)	54.43	12.77		8,424		.41		1.88
(.87)	(2.32)	(3.19)	50.70	3.61		4,389		.41		1.67
(1.08)	(3.56)	(4.64)	52.04	9.17		3,921		.40		1.99
(.76)	(.92)	(1.68)	51.96	31.80		2,485		.41		1.58
(.75)	—	(.75)	40.77	17.39		1,521		.41		1.96

(.40)	(.64)	(1.04)	58.89	5.98	[6]	4,260		.13	[6]	1.07	[6]

See page 33 for footnotes.

Fundamental Investors	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
Six months ended 6/30/2017[4,5]	$54.37	$.43	$4.96	$5.39
Year ended 12/31/2016	50.65	.83	5.42	6.25
Year ended 12/31/2015	52.00	.72	.97	1.69
Year ended 12/31/2014	51.92	.93	3.62	4.55
Year ended 12/31/2013	40.74	.59	12.12	12.71
Year ended 12/31/2012	35.36	.61	5.39	6.00
Class 529-C:
Six months ended 6/30/2017[4,5]	54.31	.21	4.93	5.14
Year ended 12/31/2016	50.60	.42	5.41	5.83
Year ended 12/31/2015	51.95	.31	.97	1.28
Year ended 12/31/2014	51.88	.51	3.62	4.13
Year ended 12/31/2013	40.71	.22	12.11	12.33
Year ended 12/31/2012	35.34	.30	5.38	5.68
Class 529-E:
Six months ended 6/30/2017[4,5]	54.33	.37	4.93	5.30
Year ended 12/31/2016	50.61	.71	5.41	6.12
Year ended 12/31/2015	51.96	.59	.97	1.56
Year ended 12/31/2014	51.89	.80	3.61	4.41
Year ended 12/31/2013	40.71	.47	12.13	12.60
Year ended 12/31/2012	35.34	.52	5.37	5.89
Class 529-T:
Period from 4/7/2017 to 6/30/2017[4,5,8]	57.85	.27	1.59	1.86
Class 529-F-1:
Six months ended 6/30/2017[4,5]	54.34	.50	4.93	5.43
Year ended 12/31/2016	50.62	.94	5.42	6.36
Year ended 12/31/2015	51.97	.83	.97	1.80
Year ended 12/31/2014	51.89	1.04	3.63	4.67
Year ended 12/31/2013	40.71	.69	12.12	12.81
Year ended 12/31/2012	35.33	.69	5.39	6.08
Class R-1:
Six months ended 6/30/2017[4,5]	54.18	.22	4.94	5.16
Year ended 12/31/2016	50.49	.45	5.39	5.84
Year ended 12/31/2015	51.83	.35	.97	1.32
Year ended 12/31/2014	51.77	.56	3.60	4.16
Year ended 12/31/2013	40.62	.26	12.09	12.35
Year ended 12/31/2012	35.26	.34	5.37	5.71

28	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]
$(.29)	$(.64)	$(.93)	$58.83	9.91%[6]		$2,210		.68%[7]		1.52%[7]
(.83)	(1.70)	(2.53)	54.37	12.44		1,995		.69		1.60
(.72)	(2.32)	(3.04)	50.65	3.28		1,795		.70		1.37
(.91)	(3.56)	(4.47)	52.00	8.85		1,742		.70		1.75
(.61)	(.92)	(1.53)	51.92	31.39		1,590		.72		1.26
(.62)	—	(.62)	40.74	17.03		1,183		.73		1.59

(.06)	(.64)	(.70)	58.75	9.47	[6]	515		1.45	[7]	.74	[7]
(.42)	(1.70)	(2.12)	54.31	11.57		479		1.47		.82
(.31)	(2.32)	(2.63)	50.60	2.48		451		1.48		.59
(.50)	(3.56)	(4.06)	51.95	7.99		445		1.49		.97
(.24)	(.92)	(1.16)	51.88	30.37		416		1.51		.47
(.31)	—	(.31)	40.71	16.09		319		1.53		.79

(.22)	(.64)	(.86)	58.77	9.75	[6]	87		.91	[7]	1.28	[7]
(.70)	(1.70)	(2.40)	54.33	12.20		80		.93		1.36
(.59)	(2.32)	(2.91)	50.61	3.04		73		.94		1.13
(.78)	(3.56)	(4.34)	51.96	8.58		72		.94		1.51
(.50)	(.92)	(1.42)	51.89	31.10		67		.96		1.02
(.52)	—	(.52)	40.71	16.73		50		.98		1.34

(.18)	(.64)	(.82)	58.89	3.23	[6,9]	—	[10]	.11	[6,9]	.45	[6,9]

(.35)	(.64)	(.99)	58.78	10.01	[6]	116		.46	[7]	1.75	[7]
(.94)	(1.70)	(2.64)	54.34	12.71		98		.48		1.82
(.83)	(2.32)	(3.15)	50.62	3.51		83		.48		1.59
(1.03)	(3.56)	(4.59)	51.97	9.10		76		.48		1.96
(.71)	(.92)	(1.63)	51.89	31.70		67		.51		1.47
(.70)	—	(.70)	40.71	17.25		48		.52		1.79

(.08)	(.64)	(.72)	58.62	9.51	[6]	146		1.41	[7]	.78	[7]
(.45)	(1.70)	(2.15)	54.18	11.65		145		1.41		.88
(.34)	(2.32)	(2.66)	50.49	2.55		151		1.40		.66
(.54)	(3.56)	(4.10)	51.83	8.08		167		1.41		1.06
(.28)	(.92)	(1.20)	51.77	30.50		171		1.41		.57
(.35)	—	(.35)	40.62	16.22		146		1.42		.88

See page 33 for footnotes.

Fundamental Investors	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
Six months ended 6/30/2017[4,5]	$54.16	$.22	$4.93	$5.15
Year ended 12/31/2016	50.47	.46	5.39	5.85
Year ended 12/31/2015	51.82	.37	.97	1.34
Year ended 12/31/2014	51.76	.57	3.60	4.17
Year ended 12/31/2013	40.62	.29	12.08	12.37
Year ended 12/31/2012	35.26	.35	5.37	5.72
Class R-2E:
Six months ended 6/30/2017[4,5]	54.24	.33	4.91	5.24
Year ended 12/31/2016	50.56	.66	5.38	6.04
Year ended 12/31/2015	52.03	.69	.90	1.59
Period from 8/29/2014 to 12/31/2014[4,12]	55.04	.27	.52	.79
Class R-3:
Six months ended 6/30/2017[4,5]	54.31	.35	4.95	5.30
Year ended 12/31/2016	50.60	.69	5.41	6.10
Year ended 12/31/2015	51.94	.59	.97	1.56
Year ended 12/31/2014	51.87	.80	3.60	4.40
Year ended 12/31/2013	40.70	.48	12.11	12.59
Year ended 12/31/2012	35.32	.52	5.39	5.91
Class R-4:
Six months ended 6/30/2017[4,5]	54.33	.44	4.94	5.38
Year ended 12/31/2016	50.62	.85	5.40	6.25
Year ended 12/31/2015	51.96	.75	.97	1.72
Year ended 12/31/2014	51.88	.96	3.61	4.57
Year ended 12/31/2013	40.71	.61	12.12	12.73
Year ended 12/31/2012	35.33	.64	5.39	6.03
Class R-5E:
Six months ended 6/30/2017[4,5]	54.38	.51	4.94	5.45
Year ended 12/31/2016	50.69	1.03	5.30	6.33
Period from 11/20/2015 to 12/31/2015[4,13]	53.80	.11	(1.16)	(1.05)
Class R-5:
Six months ended 6/30/2017[4,5]	54.47	.53	4.96	5.49
Year ended 12/31/2016	50.74	1.00	5.43	6.43
Year ended 12/31/2015	52.08	.90	.98	1.88
Year ended 12/31/2014	51.99	1.13	3.62	4.75
Year ended 12/31/2013	40.79	.76	12.14	12.90
Year ended 12/31/2012	35.40	.75	5.40	6.15

30	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]
$(.08)	$(.64)	$(.72)	$58.59	9.50%[6]		$762		1.40%[7]		.78%[7]
(.46)	(1.70)	(2.16)	54.16	11.65		744		1.39		.89
(.37)	(2.32)	(2.69)	50.47	2.61		734		1.35		.72
(.55)	(3.56)	(4.11)	51.82	8.11		790		1.38		1.08
(.31)	(.92)	(1.23)	51.76	30.55		777		1.36		.62
(.36)	—	(.36)	40.62	16.24		630		1.40		.91

(.18)	(.64)	(.82)	58.66	9.66	[6]	38		1.09	[7]	1.17	[7]
(.66)	(1.70)	(2.36)	54.24	12.04		20		1.10		1.26
(.74)	(2.32)	(3.06)	50.56	3.09		1		1.13		1.37

(.74)	(3.06)	(3.80)	52.03	1.40	[6,9]	—	[10]	.17	[6,9]	.50	[6,9]

(.21)	(.64)	(.85)	58.76	9.75	[6]	2,257		.95	[7]	1.23	[7]
(.69)	(1.70)	(2.39)	54.31	12.15		2,181		.96		1.33
(.58)	(2.32)	(2.90)	50.60	3.03		2,237		.95		1.12
(.77)	(3.56)	(4.33)	51.94	8.56		2,627		.96		1.51
(.50)	(.92)	(1.42)	51.87	31.09		2,795		.96		1.02
(.53)	—	(.53)	40.70	16.78		2,367		.96		1.35

(.29)	(.64)	(.93)	58.78	9.94	[6]	2,459		.65	[7]	1.54	[7]
(.84)	(1.70)	(2.54)	54.33	12.47		2,318		.66		1.63
(.74)	(2.32)	(3.06)	50.62	3.36		2,289		.65		1.42
(.93)	(3.56)	(4.49)	51.96	8.90		2,651		.66		1.82
(.64)	(.92)	(1.56)	51.88	31.47		2,842		.66		1.32
(.65)	—	(.65)	40.71	17.13		2,390		.66		1.65

(.36)	(.64)	(1.00)	58.83	10.02	[6]	12		.44	[7]	1.77	[7]
(.94)	(1.70)	(2.64)	54.38	12.62		10		.57		1.99

(.35)	(1.71)	(2.06)	50.69	(1.95)[6]		—	[10]	.05	[6]	.21	[6]

(.38)	(.64)	(1.02)	58.94	10.09	[6]	1,936		.36	[7]	1.84	[7]
(1.00)	(1.70)	(2.70)	54.47	12.81		1,800		.35		1.93
(.90)	(2.32)	(3.22)	50.74	3.66		1,914		.35		1.72
(1.10)	(3.56)	(4.66)	52.08	9.23		1,979		.35		2.12
(.78)	(.92)	(1.70)	51.99	31.87		1,964		.36		1.62
(.76)	—	(.76)	40.79	17.47		1,516		.36		1.95

See page 33 for footnotes.

Fundamental Investors	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
Six months ended 6/30/2017[4,5]	$54.45	$.54	$4.95	$5.49
Year ended 12/31/2016	50.72	1.04	5.42	6.46
Year ended 12/31/2015	52.06	.93	.97	1.90
Year ended 12/31/2014	51.98	1.12	3.64	4.76
Year ended 12/31/2013	40.78	.79	12.13	12.92
Year ended 12/31/2012	35.39	.79	5.38	6.17

	Six months ended	Year ended December 31
	June 30, 2017[4,5,6]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	17%	24%	27%	29%	34%	28%

See Notes to Financial Statements

32	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]
$(.39)	$(.64)	$(1.03)	$58.91	10.09%[6]	$10,574	.31%[7]	1.90%[7]
(1.03)	(1.70)	(2.73)	54.45	12.88	8,948	.31	1.99
(.92)	(2.32)	(3.24)	50.72	3.71	6,590	.31	1.77
(1.12)	(3.56)	(4.68)	52.06	9.27	5,713	.31	2.12
(.80)	(.92)	(1.72)	51.98	31.95	4,516	.31	1.68
(.78)	—	(.78)	40.78	17.53	2,409	.31	2.03

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.27 and .51 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Class T and 529-T shares began investment operations on April 7, 2017.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.

Fundamental Investors	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2017, through June 30, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	Fundamental Investors

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	1/1/2017	6/30/2017	during period[1]	expense ratio
Class A - actual return	$1,000.00	$1,099.43	$3.12	.60%
Class A - assumed 5% return	1,000.00	1,021.82	3.01	.60
Class C - actual return	1,000.00	1,094.95	7.27	1.40
Class C - assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class T - actual return[2]	1,000.00	1,032.40	.94	.40
Class T - assumed 5% return[2]	1,000.00	1,022.81	2.01	.40
Class F-1 - actual return	1,000.00	1,099.10	3.49	.67
Class F-1 - assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 - actual return	1,000.00	1,100.24	2.19	.42
Class F-2 - assumed 5% return	1,000.00	1,022.71	2.11	.42
Class F-3 - actual return[3]	1,000.00	1,059.78	1.35	.31
Class F-3 - assumed 5% return[3]	1,000.00	1,023.26	1.56	.31
Class 529-A - actual return	1,000.00	1,099.12	3.54	.68
Class 529-A - assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-C - actual return	1,000.00	1,094.69	7.53	1.45
Class 529-C - assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class 529-E - actual return	1,000.00	1,097.53	4.73	.91
Class 529-E - assumed 5% return	1,000.00	1,020.28	4.56	.91
Class 529-T - actual return[2]	1,000.00	1,032.28	1.08	.46
Class 529-T - assumed 5% return[2]	1,000.00	1,022.51	2.31	.46
Class 529-F-1 - actual return	1,000.00	1,100.07	2.40	.46
Class 529-F-1 - assumed 5% return	1,000.00	1,022.51	2.31	.46
Class R-1 - actual return	1,000.00	1,095.14	7.32	1.41
Class R-1 - assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-2 - actual return	1,000.00	1,095.05	7.27	1.40
Class R-2 - assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2E - actual return	1,000.00	1,096.65	5.67	1.09
Class R-2E - assumed 5% return	1,000.00	1,019.39	5.46	1.09
Class R-3 - actual return	1,000.00	1,097.52	4.94	.95
Class R-3 - assumed 5% return	1,000.00	1,020.08	4.76	.95
Class R-4 - actual return	1,000.00	1,099.37	3.38	.65
Class R-4 - assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-5E - actual return	1,000.00	1,100.18	2.29	.44
Class R-5E - assumed 5% return	1,000.00	1,022.61	2.21	.44
Class R-5 - actual return	1,000.00	1,100.88	1.88	.36
Class R-5 - assumed 5% return	1,000.00	1,023.01	1.81	.36
Class R-6 - actual return	1,000.00	1,100.91	1.61	.31
Class R-6 - assumed 5% return	1,000.00	1,023.26	1.56	.31

Fundamental Investors	35

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the ”annualized expense ratio” and ”actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The ”assumed 5% return” line is based on 181 days.
[3]	The period for the ”annualized expense ratio” and ”actual return” line is based on the number of days since the share class began investment operations on January 27, 2017. The ”assumed 5% return” line is based on 181 days.

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Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Dechert LLP

One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	Fundamental Investors

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2017, portfolio of Fundamental Investors’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Fundamental Investors®

Investment portfolio

June 30, 2017

unaudited

Common stocks95.70% Information technology22.97%	Shares	Value (000)
Microsoft Corp.	59,714,100	$4,116,093
Broadcom Ltd.	12,644,639	2,946,833
Alphabet Inc., Class C1	1,314,097	1,194,160
Alphabet Inc., Class A1	492,800	458,146
Apple Inc.	10,993,000	1,583,212
Taiwan Semiconductor Manufacturing Co., Ltd.	147,707,000	1,012,390
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	4,038,630	141,191
ASML Holding NV	5,355,030	697,864
ASML Holding NV (New York registered)	2,998,800	390,773
Facebook, Inc., Class A1	6,298,000	950,872
Intel Corp.	28,174,600	950,611
Texas Instruments Inc.	9,005,300	692,778
Visa Inc., Class A	6,980,000	654,584
Samsung Electronics Co., Ltd.	235,320	488,883
Samsung Electronics Co., Ltd., nonvoting preferred	14,000	22,784
Amphenol Corp., Class A	6,750,000	498,285
Symantec Corp.	15,346,000	433,524
Analog Devices, Inc.	5,177,000	402,771
Intuit Inc.	3,011,300	399,931
Baidu, Inc., Class A (ADR)1	1,890,000	338,045
MasterCard Inc., Class A	2,700,000	327,915
International Business Machines Corp.	1,700,000	261,511
Activision Blizzard, Inc.	3,916,700	225,484
Murata Manufacturing Co., Ltd.	1,370,000	207,921
TE Connectivity Ltd.	2,300,000	180,964
DXC Technology Co.	2,000,000	153,440
PayPal Holdings, Inc.1	2,800,000	150,276
QUALCOMM Inc.	2,300,000	127,006
FleetCor Technologies, Inc.1	371,000	53,502
		20,061,749
Consumer discretionary14.56%
Amazon.com, Inc.1	3,441,000	3,330,888
Comcast Corp., Class A	56,422,000	2,195,944
Home Depot, Inc.	13,334,775	2,045,555
Charter Communications, Inc., Class A1	3,321,100	1,118,713
Priceline Group Inc.1	317,284	593,486
Newell Brands Inc.	7,557,000	405,206
Walt Disney Co.	3,691,000	392,169
Ulta Beauty, Inc.1	1,315,000	377,852
Starbucks Corp.	5,400,000	314,874
McDonald’s Corp.	2,000,000	306,320
Royal Caribbean Cruises Ltd.	2,365,000	258,329
Hilton Worldwide Holdings Inc.	4,000,000	247,400
Target Corp.	4,100,000	214,389
Viacom Inc., Class B	5,500,000	184,635
NIKE, Inc., Class B	3,006,000	177,354

Fundamental Investors — Page 1 of 5

unaudited

Common stocks Consumer discretionary (continued)	Shares	Value (000)
Sony Corp.	3,300,000	$125,751
Netflix, Inc.1	700,000	104,587
Macy’s, Inc.	4,500,000	104,580
Time Warner Inc.	1,000,000	100,410
CBS Corp., Class B	1,480,000	94,394
Marriott International, Inc., Class A	236,000	23,673
		12,716,509
Financials13.09%
Berkshire Hathaway Inc., Class A1	5,652	1,439,564
Wells Fargo & Co.	23,388,000	1,295,929
JPMorgan Chase & Co.	13,393,000	1,224,120
Capital One Financial Corp.	12,889,000	1,064,889
BlackRock, Inc.	2,073,100	875,698
SunTrust Banks, Inc.	11,925,000	676,386
BNP Paribas SA	8,426,000	606,874
Citigroup Inc.	9,000,000	601,920
CME Group Inc., Class A	4,771,437	597,575
CIT Group Inc.2	9,605,466	467,786
Discover Financial Services	6,728,334	418,435
Legal & General Group PLC	109,784,921	369,342
Chubb Ltd.	2,525,000	367,085
Goldman Sachs Group, Inc.	1,620,100	359,500
Banco Santander, SA	36,500,000	241,460
T. Rowe Price Group, Inc.	3,000,000	222,630
Itaú Unibanco Holding SA, preferred nominative (ADR)	15,175,000	167,684
Svenska Handelsbanken AB, Class A	11,460,000	164,050
HDFC Bank Ltd. (ADR)	1,045,250	90,905
HDFC Bank Ltd.3	2,350,000	60,491
Intercontinental Exchange, Inc.	940,000	61,965
PacWest Bancorp	1,165,000	54,406
		11,428,694
Industrials11.00%
Boeing Co.	7,120,900	1,408,158
General Electric Co.	36,500,000	985,865
Lockheed Martin Corp.	3,378,200	937,822
Parker-Hannifin Corp.	4,550,000	727,181
Rockwell Automation	3,500,000	566,860
Union Pacific Corp.	5,201,000	566,441
TransDigm Group Inc.	2,034,000	546,882
Northrop Grumman Corp.	1,535,000	394,050
Deere & Co.	3,000,000	370,770
Johnson Controls International PLC	7,640,000	331,270
Caterpillar Inc.	2,871,000	308,518
Emerson Electric Co.	5,000,000	298,100
Masco Corp.	6,169,000	235,717
Schneider Electric SE	3,000,000	230,497
CSX Corp.	4,000,000	218,240
Airbus SE, non-registered shares	2,355,000	193,663
FedEx Corp.	850,000	184,730
Ryanair Holdings PLC (ADR)1	1,695,750	182,480
MTU Aero Engines AG	1,120,089	157,995
Grafton Group PLC, units2	15,037,000	138,074
Equifax Inc.	1,000,000	137,420

Fundamental Investors — Page 2 of 5

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Deutsche Post AG	2,830,000	$106,083
Waste Management, Inc.	1,400,000	102,690
BAE Systems PLC	9,134,000	75,365
Meggitt PLC	11,759,014	73,040
Raytheon Co.	416,000	67,176
KBR, Inc.	4,000,000	60,880
		9,605,967
Consumer staples9.89%
Philip Morris International Inc.	19,334,000	2,270,778
British American Tobacco PLC	16,962,799	1,156,358
Coca-Cola Co.	24,135,000	1,082,455
Altria Group, Inc.	10,260,000	764,062
Nestlé SA	5,911,413	514,451
Kraft Heinz Co.	5,400,000	462,456
Sysco Corp.	7,767,000	390,913
Walgreens Boots Alliance, Inc.	4,816,922	377,213
Costco Wholesale Corp.	2,179,700	348,599
Reynolds American Inc.	5,040,000	327,802
Unilever PLC	5,000,000	270,584
Procter & Gamble Co.	2,800,000	244,020
Hershey Co.	1,800,000	193,266
The Estée Lauder Companies Inc., Class A	1,500,000	143,970
Coca-Cola European Partners PLC	2,150,000	87,441
		8,634,368
Energy9.02%
Royal Dutch Shell PLC, Class B (ADR)	17,145,334	933,221
Royal Dutch Shell PLC, Class B	11,577,720	311,013
Royal Dutch Shell PLC, Class A (ADR)	564,325	30,016
Royal Dutch Shell PLC, Class A	250,526	6,640
Schlumberger Ltd.	17,861,000	1,175,968
Enbridge Inc. (CAD denominated)	20,643,155	822,351
BP PLC	97,700,667	563,464
Chevron Corp.	4,826,137	503,511
ConocoPhillips	9,575,000	420,917
Halliburton Co.	8,805,000	376,062
Baker Hughes Inc.	6,200,000	337,962
Concho Resources Inc.1	2,723,000	330,926
EOG Resources, Inc.	3,538,000	320,260
Suncor Energy Inc.	8,796,034	257,003
Helmerich & Payne, Inc.	4,124,000	224,098
Keyera Corp.	6,370,000	200,512
Peyto Exploration & Development Corp.2	10,710,499	194,256
Canadian Natural Resources, Ltd.	6,304,819	181,930
TOTAL SA (ADR)	2,117,728	105,018
TOTAL SA	1,146,602	56,686
Cabot Oil & Gas Corp.	6,000,000	150,480
Noble Energy, Inc.	4,080,400	115,475
Murphy Oil Corp.	3,781,900	96,930
Hess Corp.	1,350,748	59,257
Cimarex Energy Co.	606,600	57,026
Southwestern Energy Co.1	8,000,000	48,640
		7,879,622

Fundamental Investors — Page 3 of 5

unaudited

Common stocks Health care8.55%	Shares	Value (000)
UnitedHealth Group Inc.	5,905,500	$1,094,998
Boston Scientific Corp.1	34,706,000	962,050
Merck & Co., Inc.	13,682,000	876,879
Aetna Inc.	4,592,000	697,203
Regeneron Pharmaceuticals, Inc.1	1,277,700	627,530
Vertex Pharmaceuticals Inc.1	4,522,605	582,828
Thermo Fisher Scientific Inc.	3,300,000	575,751
Express Scripts Holding Co.1	7,214,710	460,587
Johnson & Johnson	2,100,000	277,809
ResMed Inc.	3,195,700	248,849
Humana Inc.	990,000	238,214
Novartis AG	2,400,000	199,729
Bristol-Myers Squibb Co.	3,335,200	185,837
Medtronic PLC	1,885,000	167,294
Pfizer Inc.	4,793,000	160,997
AstraZeneca PLC	1,620,000	108,347
		7,464,902
Materials3.04%
E.I. du Pont de Nemours and Co.	16,003,500	1,291,642
Praxair, Inc.	3,980,000	527,549
Rio Tinto PLC	5,425,000	229,073
LyondellBasell Industries NV	2,640,000	222,790
Potash Corp. of Saskatchewan Inc.	13,500,000	220,050
Franco-Nevada Corp.	1,745,000	125,910
CF Industries Holdings, Inc.	1,402,000	39,200
		2,656,214
Real estate1.98%
Simon Property Group, Inc. REIT	5,470,000	884,827
Crown Castle International Corp. REIT	4,679,039	468,746
Weyerhaeuser Co. REIT1	9,000,107	301,504
American Tower Corp. REIT	320,000	42,343
Iron Mountain Inc. REIT	910,980	31,301
		1,728,721
Telecommunication services0.32%
Verizon Communications Inc.	6,320,004	282,251
Utilities0.03%
SSE PLC	1,168,000	22,104
Miscellaneous1.25%
Other common stocks in initial period of acquisition		1,094,130
Total common stocks (cost: $53,132,873,000)		83,575,231
Short-term securities4.33%	Principal?amount (000)
Apple Inc. 1.03% due 8/16/20174	$44,800	44,736
CAFCO, LLC 1.10%–1.17% due 8/7/2017–9/1/20174	75,000	74,864
Chariot Funding, LLC 0.99%–1.18% due 7/17/2017–7/19/20174	146,500	146,411
Ciesco LLC 1.10%–1.35% due 8/7/2017–12/6/20174	114,400	113,815

Fundamental Investors — Page 4 of 5

unaudited

Short-term securities	Principal?amount (000)	Value (000)
Citibank, N.A. 1.10% due 7/24/2017	$25,000	$24,999
ExxonMobil Corp. 0.88%–1.14% due 7/7/2017–9/12/2017	159,300	159,091
Fannie Mae 0.80% due 7/12/2017	100,000	99,979
Federal Home Loan Bank 0.64%–1.04% due 7/3/2017–9/20/2017	1,729,100	1,727,953
Freddie Mac 0.99%–1.02% due 10/10/2017–11/20/2017	175,000	174,390
GE Capital Treasury Services (U.S.) LLC 0.90% due 7/20/2017	50,000	49,970
Johnson & Johnson 1.07%–1.12% due 8/31/2017–9/19/20174	231,500	231,019
Pfizer Inc. 0.92%–1.17% due 7/20/2017–9/18/20174	234,300	233,879
Qualcomm Inc. 0.88% due 7/6/20174	13,200	13,198
U.S. Treasury Bills 0.62%–0.89% due 7/6/2017–9/21/2017	412,500	412,156
Wal-Mart Stores, Inc. 0.87%–1.13% due 7/5/2017–7/21/20174	230,700	230,606
Wells Fargo Bank, N.A. 1.17% due 8/1/2017	45,000	44,999
Total short-term securities (cost: $3,782,107,000)		3,782,065
Total investment securities 100.03% (cost: $56,914,980,000)		87,357,296
Other assets less liabilities (0.03)%		(26,226)
Net assets 100.00%		$87,331,070

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $60,491,000, which represented .07% of the net assets of the fund.
4	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,088,528,000, which represented 1.25% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributors, Inc.

MFGEFPX-010-0817O-S60648	Fundamental Investors — Page 5 of 5

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 31, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: August 31, 2017